Consolidated Statements of Shareholders' Equity	Treasury stock CNY	Common shares CNY	Preferred shares USD ($)	Warrants CNY	Convertible preferred stock CNY	Additional paid-in capital CNY	Reserves CNY	Retained earnings CNY	Accumulated Other Comprehensive Income CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	(4,417,000)	605,000		6,232,000		284,936,000	85,321,000	770,156,000	(3,044,000)		1,139,789,000
Balance (in shares) at Dec. 31, 2011	(227,306)	16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								88,493,000		14,100,000	88,493,000
Expired Warrants				(6,232,000)		6,232,000
Cash dividends distributed $0.18, $0.12, $0.16 per share for 31 December 2012, 2013 and 2014 Respectively								(18,324,000)			(18,324,000)
Exercise of stock options for cash	135,000										135,000
Exercise of stock options for cash (in shares)	12,000
Employees stock-based expenses						2,556,000					2,556,000
Currency translation adjustments									(460,000)		(460,000)
Balance at Dec. 31, 2012	(4,282,000)	605,000				293,724,000	85,321,000	840,325,000	(3,504,000)		1,212,189,000
Balance (in shares) at Dec. 31, 2012	(215,306)	16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								102,621,000		16,600,000	102,621,000
Transfer to reserves							5,035,000	(5,035,000)
Cash dividends distributed $0.18, $0.12, $0.16 per share for 31 December 2012, 2013 and 2014 Respectively								(12,074,000)			(12,074,000)
Exercise of stock options for cash	1,084,000	1,000				251,000					1,336,000
Exercise of stock options for cash (in shares)	77,000	23,000
Employees stock-based expenses						1,713,000					1,713,000
Currency translation adjustments									(169,000)		(169,000)
Balance at Dec. 31, 2013	(3,198,000)	606,000				295,688,000	90,356,000	925,837,000	(3,673,000)		1,305,616,000
Balance (in shares) at Dec. 31, 2013	(138,306)	16,418,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								94,758,000		15,514,000	94,758,000
Transfer to reserves							3,629,000	(3,629,000)
Cash dividends distributed $0.18, $0.12, $0.16 per share for 31 December 2012, 2013 and 2014 Respectively								(15,912,000)			15,912,000
Exercise of stock options for cash	96,000										96,000
Exercise of stock options for cash (in shares)	2,818
Employees stock-based expenses						2,730,000					2,730,000
Currency translation adjustments									(174,000)	(29,000)	(174,000)
Balance at Dec. 31, 2014	(3,102,000)	606,000				298,418,000	93,985,000	1,001,054,000	(3,847,000)	$ 226,689,000	1,387,113,000
Balance (in shares) at Dec. 31, 2014	(135,488)	16,418,456